Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value of Financial Instruments [Abstract]
Assets and liabilities measured at fair value on a recurring basis
Assets and liabilities measured at fair value under ASC 820 on a recurring basis are summarized below:

	Fair Value Measurements at December 31, 2014 Using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(dollars in thousands)
Securities available for sale:
U.S. government sponsored enterprises	$77,800	-	77,800	-
State and political subdivisions	$2,271	-	2,271	-
Mortgage backed securities and collateralized mortgage obligations - residential	$483,560	-	483,560	-
Corporate bonds	$1,500	-	1,500	-
Small Business Administration- guaranteed participation securities	$100,496	-	100,496	-
Mortgage backed securities and collateralized mortgage obligations - commercial	$10,447	-	10,447	-
Other securities	$685	35	650	-
Total securities available for sale	$676,759	35	676,724	-

	Fair Value Measurements at December 31, 2013 Using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(dollars in thousands)
Securities available for sale:
U.S. government sponsored enterprises	$198,829	-	198,829	-
State and political subdivisions	7,758	-	7,758	-
Mortgage backed securities and collateralized mortgage obligations - residential	532,449	-	532,449	-
Corporate bonds	10,471	-	10,471	-
Small Business Administration- guaranteed participation securities	103,029	-	103,029
Mortgage backed securities and collateralized mortgage obligations - commercial	10,558	-	10,558	-
Other securities	660	10	650	-
Total securities available for sale	$863,754	10	863,744	-

Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis are summarized below:

	Fair Value Measurements at December 31, 2014 Using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(dollars in thousands)

Other real estate owned	$6,441	-	-	6,441
Impaired Loans:
Commercial real estate	206	-	-	206
Real estate mortgage - 1 to 4 family:
First mortgages	2,627	-	-	2,627
Home Equity Lines of Credit	810	-	-	810

	Fair Value Measurements at December 31, 2013 Using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(dollars in thousands)

Other real estate owned	$8,729	-	-	8,729
Impaired Loans:
Commercial real estate	1,802	-	-	1,802
Real estate mortgage - 1 to 4 family:
First mortgages	2,425	-	-	2,425
Home Equity Loans	48	-	-	48
Home Equity Lines of Credit	810	-	-	810

Carrying amounts and estimated fair values of financial instruments
In accordance with ASC 825, the carrying amounts and estimated fair values of financial instruments, at December 31, 2014 and 2013 are as follows:

(dollars in thousands)		Fair Value Measurements at December 31, 2014 Using:
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$671,448	671,448	-	-	671,448
Securities available for sale	676,759	35	676,724	-	676,759
Held to maturity securities	70,946	-	75,342	-	75,342
Federal Reserve Bank and Federal
Home Loan Bank stock	9,228	N/A	N/A	N/A	N/A
Net loans	3,112,005	-	-	3,171,005	3,171,005
Accrued interest receivable	10,800	30	2,694	8,076	10,800
Financial liabilities:
Demand deposits	331,425	331,425	-	-	331,425
Interest bearing deposits	3,700,816	2,537,583	1,163,245	-	3,700,828
Short-term borrowings	189,116	-	189,116	-	189,116
Accrued interest payable	548	100	448	-	548

(dollars in thousands)		Fair Value Measurements at December 31, 2013 Using:
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$583,044	583,044	-	-	583,044
Securities available for sale	863,754	10	863,744	-	863,754
Held to maturity securities	86,215	-	90,305	-	90,305
Federal Reserve Bank and Federal
Home Loan Bank stock	10,500	N/A	N/A	N/A	N/A
Net loans	2,861,095	-	-	2,910,940	2,910,940
Accrued interest receivable	11,198	-	3,452	7,746	11,198
Financial liabilities:
Demand deposits	318,456	318,456	-	-	318,456
Interest bearing deposits	3,608,615	2,477,567	1,132,025	-	3,609,592
Short-term borrowings	204,162	-	204,162	-	204,162
Accrued interest payable	468	101	367	-	468